INTANGIBLE ASSETS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Intangible Assets Details
Patents and trademarks	$ 1,706,849	$ 1,706,849
Accumulated amortization	(636,261)	(488,235)
Total intangible assets	$ 1,070,588	$ 1,218,614